Earnings/(Loss) Per Share - Disclosure of Diluted Earnings/(Loss) Per Share (Details) - R / shares shares in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Weighted average number of ordinary shares in issue (in shares)	624,333	621,849	619,437
Potential ordinary shares (in shares)	9,258	6,851	10,256
Weighted average number of ordinary shares for diluted earnings per share (in shares)	633,591	628,700	629,693
Total diluted earnings/(loss) per share (in rand per share)	R 46.32	R 22.88	R 13.02